Fair Value (Fair Value of Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held-for-sale, net	$ 2,576	$ 8,557
Total finance receivables and loans, net	97,885	113,252
Nonmarketable equity securities	303	419
Deposit liabilities	47,915	45,050
Short-term borrowings	7,461	7,680
Long-term debt	74,561	92,885
Deferred interest for zero coupon bonds	321	640
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held-for-sale, net	2,576	8,557
Total finance receivables and loans, net	97,885	113,252
Nonmarketable equity securities	303	419
Deposit liabilities	47,915	45,050
Short-term borrowings	7,461	7,680
Long-term debt	74,882	93,525
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held-for-sale, net	2,576	8,674
Total finance receivables and loans, net	98,907	113,576
Nonmarketable equity securities	306	423
Deposit liabilities	48,752	45,696
Short-term borrowings	7,460	7,622
Long-term debt	78,551	92,142
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held-for-sale, net	0
Total finance receivables and loans, net	0
Nonmarketable equity securities	0
Deposit liabilities	0
Short-term borrowings	6
Long-term debt	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held-for-sale, net	2,490
Total finance receivables and loans, net	0
Nonmarketable equity securities	272
Deposit liabilities	0
Short-term borrowings	0
Long-term debt	36,018
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held-for-sale, net	86
Total finance receivables and loans, net	98,907
Nonmarketable equity securities	34
Deposit liabilities	48,752
Short-term borrowings	7,454
Long-term debt	$ 42,533